Stock-based compensation - Preferred Stock Warrants (FY) (Details) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Aug. 05, 2022	Nov. 30, 2020
Class of Warrant or Right [Line Items]
Number of warrants outstanding (in shares)	17,916,609	17,916,609
Weighted average exercise price (in usd per share)		$ 7.91	$ 7.91
Preferred stock warrants
Class of Warrant or Right [Line Items]
Number of warrants outstanding (in shares)		3,247,637
Weighted average exercise price (in usd per share)				$ 2.16
Number exercisable (in shares)		1,299,055
Preferred stock warrants | Weighted average
Class of Warrant or Right [Line Items]
Weighted average exercise price (in usd per share)		$ 1.92